CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Initial Public Offering CNY (¥) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital Series A Preferred Shares CNY (¥)	Additional Paid-in Capital Series B Preferred Shares CNY (¥)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	(Accumulated Deficit)/Retained Earnings CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Series A Preferred Shares CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Series B Preferred Shares CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Initial Public Offering CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity CNY (¥)	Noncontrolling Interest CNY (¥)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares CNY (¥)	Initial Public Offering CNY (¥)	USD ($)	CNY (¥)
Beginning Balance at Dec. 31, 2016		¥ 56				¥ 50,822	¥ 15,791	¥ (36,490)				¥ 30,179						¥ 30,179
Beginning Balance, shares at Dec. 31, 2016 | shares		91,169,327
Accretion of preferred shares			¥ (3,762)	¥ (37,509)					¥ (3,762)	¥ (37,509)				¥ (3,762)	¥ (37,509)
Exercise of option						89						89						89
Exercise of option, shares | shares		135,000
Net income								167,682				167,682	¥ (587)					167,095
Foreign currency translation adjustment							(3,175)					(3,175)						(3,175)
Share-based compensation						62,787						62,787						62,787
Noncontrolling interest arise from acquisition													2,976					2,976
Unrealized gain on available-for-sale investments							9,484					9,484						9,484
Ending Balance at Dec. 31, 2017		¥ 56				72,427	22,100	131,192				225,775	2,389					228,164
Ending Balance, shares at Dec. 31, 2017 | shares		91,304,327
Accretion of preferred shares			¥ (177)	¥ (4,417)					¥ (177)	¥ (4,417)				¥ (177)	¥ (4,417)
Issuance of ordinary shares	¥ 26				¥ 657,035						¥ 657,061					¥ 657,061
Issuance of ordinary shares, shares | shares	41,600,000
Conversion of participating convertible redeemable preferred shares to ordinary shares upon initial public offering	¥ 60				¥ 354,152						¥ 354,212					¥ 354,212
Conversion of participating convertible redeemable preferred shares to ordinary shares upon initial public offering, shares | shares	94,537,315
Exercise of option and restricted shares		¥ 2				3,484						3,486						3,486
Exercise of option and restricted shares, shares | shares		2,661,305
Net income								340,046				340,046	(3,726)					336,320
Foreign currency translation adjustment							60,357					60,357						60,357
Share-based compensation						134,709						134,709						134,709
Repurchase of ordinary shares						(8,157)						(8,157)						(8,157)
Repurchase of ordinary shares | shares		(488,000)
Unrealized gain on available-for-sale investments							14,684					14,684						14,684
Cumulative effect adjustment related to opening retained earnings for adoption of ASC 606								33,329				33,329						33,329
Deemed dividend related to issuance of ordinary shares to preferred shareholders		¥ 7				164,521		(164,521)				7						7
Deemed dividend related to issuance of ordinary shares to preferred shareholders, Shares | shares		12,064,825
Ending Balance at Dec. 31, 2018		¥ 151				1,373,577	97,141	340,046				1,810,915	(1,337)					1,809,578
Ending Balance, shares at Dec. 31, 2018 | shares		241,679,772
Issuance of ordinary shares		¥ 2				49,174						49,176						49,176
Issuance of ordinary shares, shares | shares		3,174,600
Exercise of option and restricted shares		¥ 2				931						933						933
Exercise of option and restricted shares, shares | shares		2,665,615
Net income								575,196				575,196	(1,825)				$ 82,360	573,371
Foreign currency translation adjustment							11,274					11,274						11,274
Share-based compensation						55,128						55,128						55,128
Unrealized gain on available-for-sale investments							2,666					2,666					383	2,666
Deemed dividend to shareholders								(4,538)				(4,538)						(4,538)
Statutory reserve						92		(92)
Ending Balance at Dec. 31, 2019		¥ 155				¥ 1,478,902	¥ 111,081	¥ 910,612				¥ 2,500,750	¥ (3,162)				$ 358,756	¥ 2,497,588
Ending Balance, shares at Dec. 31, 2019 | shares		247,519,987